Note 8 - Marketable Securities - Schedule of Marketable Securities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, marketable securities	$ 1,166
Additions	1,300	$ (0)	$ 60
Sale of marketable securities	(481)	(381)	0
Balance, marketable securities	2,358	1,166
Financial assets, marketable securities [member]
Statement Line Items [Line Items]
Balance, marketable securities	1,166	582
Additions	1,300	1,619
Sale of marketable securities	(481)	(381)
Realized gain on disposition	(60)	293
Unrealized net loss	433	(947)
Balance, marketable securities	$ 2,358	$ 1,166	$ 582